Related Party Transactions - Schedule of Related Party Transactions (Details) - Related Party [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Related party transactions	$ 981,944	$ 2,669,975
Midea International Co., Ltd [Member]
Related Party Transaction [Line Items]
Related party transactions	$ 981,944	$ 2,669,975